INVENTORIES, NET (Tables)	12 Months Ended
Dec. 31, 2021
Inventory Disclosure [Abstract]
Schedule of inventory, net

	As of December 31,
	2020	2021
	RMB	RMB
Merchandise and packing materials	145,773	91,496
Less: inventory write-downs	(10,528)	(6,996)

Total inventories, net	135,245	84,500